Earnings per share - Additional information (Details) - $ / shares	1 Months Ended
	Jan. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Number of shares outstanding		1,500,000,000	1,500,000,000
Nominal value of each common share		$ 1			$ 1	$ 1
Initial Public Offering
Earnings per share [line items]
Number of shares outstanding	148,117,500
Reverse stock split ratio	1-to-10.12709504
Nominal value of each common share	$ 1
Common shares offering under Initial Public Offering				11,904,762